Significant Accounting Policies (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 28, 2023	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Goodwill impairment					$ 7,420
Impairment charge			$ 17,528
Private held amount		$ 1,010
Salary percentage			8.33%
Severance pay expenses			$ 1,253	1,043	$ 1,024
Tax benefit percentage			50.00%
Cash	$ 290
Ordinary shares (in Shares)	45,392
USARAD Holding Inc. [Member]
Significant Accounting Policies [Line Items]
Cash	$ 500
Ordinary shares (in Shares)	210,000
Cash and Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Debt securities			$ 257	$ 4,321
Common Stock [Member]
Significant Accounting Policies [Line Items]
Purchased common shares (in Shares)		67,000